Financial assets and liabilities (Details) € in Thousands	Dec. 31, 2023 EUR (€)	Aug. 22, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 327,062		€ 75,544	€ 109,230
Financial assets, at fair value	301,500		47,452	76,827
Financial liabilities, at fair value	€ 125,191		58,469	82,491
Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 30,037		566	9,932
LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	95,154		57,903	72,559
Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	61,274		28,771	52,589
Financial liabilities-non current portion | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	18,506		566	9,932
Financial liabilities-non current portion | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	42,768		28,205	42,657
Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	16,696		14,224	11,345
Financial liabilities-current portion | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	11,531		0	0
Financial liabilities-current portion | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	5,165		14,224	11,345
Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	47,221		15,475	18,558
Trade payables and other current liabilities | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0		0	0
Trade payables and other current liabilities | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	47,221		15,475	18,558
ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0		0	0
ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	301,500		47,452	76,827
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	301,161		47,889	76,827
Financial liabilities	124,266		65,272	80,143
Recurring fair value measurement | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	€ 60,349		€ 35,573	€ 50,240
Recurring fair value measurement | Kreos 1 & 2 bond loans | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities			0.1475	0.1058
Decrease in financial liabilities at fair value			€ 68	€ 209
Recurring fair value measurement | Oceane | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value			€ 476	€ 648
Recurring fair value measurement | Kreos / Claret convertible notes (OCABSA) | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities	0.0900	0.0960
Decrease in financial liabilities at fair value	€ 538	€ 624
Recurring fair value measurement | Conditional advances and PGE loan | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities	0.0900		0.1475	0.0850
Recurring fair value measurement | PGE | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value	€ 39		€ 55	€ 102
Recurring fair value measurement | RNP-VIR conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value	15		31	61
Recurring fair value measurement | CARENA conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value	37		37	58
Recurring fair value measurement | Ebola conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value	1		1	3
Recurring fair value measurement | Covid-19 conditional advance | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial liabilities at fair value				161
Recurring fair value measurement | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	16,696		14,224	11,345
Recurring fair value measurement | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	47,221		15,475	18,558
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	22,394		11,271	1,342
Other financial assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0		0	0
Other financial assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	22,394		11,271	1,342
Other financial assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	22,055		11,708	1,342
Other receivables and assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	27,164		9,231	14,784
Other receivables and assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0		0	0
Other receivables and assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	27,164		9,231	14,784
Other receivables and assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	27,164		9,231	14,784
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	251,942		26,950	60,701
Cash and cash equivalents | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0		0	0
Cash and cash equivalents | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	251,942		26,950	60,701
Cash and cash equivalents | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	251,942		26,950	€ 60,701
Long-term advances made to CROs | Recurring fair value measurement | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial assets at fair value	€ 23		€ 240
Long-term advances made to CROs | Recurring fair value measurement | Bottom of range | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0104		0.0016
Long-term advances made to CROs | Recurring fair value measurement | Top of range | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0218		0.0476